TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2021
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

19.TANGIBLE FIXED ASSETS

			Mining and	Assets
	Right of	Office	Computer	Under	Improvements
	use Assets	Equipment	Equipment	Construction	to data centers	Data centers	Total
	£'000	£'000	£'000	£'000	£'000	£'000	£'000
Cost
At 1 January 2021	7,379		17,865	—	85	—	25,329

Foreign exchange movement	—	—	(62)	—	—	—	(62)
Acquisition through business combination	358	—	—	12,180	—	10,466	23,004
Additions	—	49	33,317	49,126	—	—	82,492
Transfer to another class	(7,379)	—	7,379	—	—	—
At 31 December 2021	358	49	58,499	61,306	85	10,466	130,763

Depreciation and impairment
At 1 January 2021	—	—	7,443	—	48	—	7,491
Foreign exchange movement	—	—	(65)	—	—	—	(65)
Depreciation charged during the period	3,281	—	7,856	—	17	229	11,383
Transfer to another class	(3,273)	—	3,273	—	—	—	—
At 30 December 2021	8	—	18,507	—	65	229	18,810

Carrying amount
At 1 January 2021	7,379		10,487	—	37	—	17,904
At 31 December 2021	350	49	39,992	61,306	20	10,237	111,954

No depreciation has been charged on the Texas land and buildings additions, which are included within assets under construction, as they are yet to come into use. On 8 March 2021 the Group completed the acquisition of DPN LLC to acquire 160 acres (with option to purchase a further 157 acres) of land in West Texas. The Group used ordinary shares as payment to acquire DPN LLC, part of which was issued during the period amounting to £3,521,000, and a further £8,659,000 which is due to be paid in ordinary shares and included within liabilities.

One of the data centres acquired through the GPUone acquisition owns a building on long term leasehold land (expiring in July 2072). Details of the outstanding lease liability can be found in note 28.

As per note 17 the directors have obtained independent valuations of both the Texas land and data centres all of which supports the carrying value of those assets. CBRE Limited performed the valuations for the Mirabel building and Baie-Comeau property using the income method.

	Right of use Assets	Mining and Computer Equipment	Data centers including improvements	Total
	£’000	£’000	£’000	£’000
Cost
At 1 January 2020	—	17,833	85	17,918

Foreign exchange movement	—	(136)	—	(136)
Additions	7,379	1,808	—	9,187
Disposals	—	(1,640)	—	(1,640)
At 31 December 2020	7,379	17,865	85	25,329

Depreciation and impairment
At 1 January 2020	—	2,488	31	2,519
Foreign exchange movement	—	15	—	15
Depreciation charged during the period	—	5,896	17	5,913
Depreciation on Disposals	—	(1,021)	—	(1,021)
At 31 December 2020	—	7,377	48	7,425

Carrying amount
At 1 January 2020	—	15,345	54	15,399
At 31 December 2020	7,379	10,487	37	17,904

All property, plant and equipment as at 31 December 2020 was owned by the subsidiary, Argo Innovation Labs Inc. During the year, the lease for the right of use assets was settle by purchasing the mining equipment. Book balances were transferred to mining and computer equipment.

Acquisition of DPN LLC

On 8 March 2021 the Group completed the acquisition of DPN LLC to acquire 160 acres (with option to purchase a further 157 acres) of land in West Texas for the construction of a 200MW mining facility for completion mid-2022.

The acquisition of DPN LLC, effectively comprising the land acquisition in West Texas, has been treated as an asset acquisition in the financial statements. The consideration for the acquisition was an initial price of GBP 3.6m, satisfied by the issue and allotment to the shareholders of DPN LLC of 3,497,817 new ordinary shares in Argo, with up to a further 8.6m of shares payable if certain contractual milestones related to the facility are fulfilled.

Initial issue and allotment of GBP 3.6m has been recognized based on estimated fair value of assets received at acquisition in line with IFRS 2 Share based payments. Contingent consideration balance of this business combination has been subsequently measured at fair value with changes recognized in profit and loss in line with IFRS 9. Fair value of assets acquired was assessed in line with independent valuations of site by CBRE as well as external financial due diligence and financial modelling. Financial models used historical power purchase assumptions for the area and the Company’s internal hash rate and Bitcoin pricing assumptions to help the Company evaluate the financial benefits of developing a Bitcoin mining operation on the land. Work performed by DPN LLC did from August 2019, when it purchased the land, to March 2021, when it sold the land to the Company, to prepare for a Bitcoin mining operation added to the value of the land for that purpose.

Consideration at 8 March 2021	£’000
Share based payment	3,521
Contingent consideration to be settled in shares	8,659
Total	12,180

Allocated as follows

£’000
Tangible fixed assets (Asset under construction)	12,180
Total	12,180